Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Federal deferred tax assets:
Unearned premiums reserve	$ 368.9	$ 515.6
Non-deductible accruals	166.0	259.9
Loss and loss adjustment expense reserves	48.4	76.5
Hedges on forecasted transactions	4.8	5.1
Investment basis differences	0.0	31.3
Other	7.3	8.9
Federal deferred tax liabilities:
Net unrealized gains on securities	(419.5)	(507.2)
Deferred acquisition costs	(163.9)	(227.9)
Property and equipment	(75.5)	(120.2)
Intangible assets	(66.6)	(145.3)
Prepaid expenses	(7.1)	(9.2)
Investment basis differences	(5.5)	0.0
Deferred gain on extinguishment of debt	(0.4)	(1.5)
Other	(6.1)	(7.7)
Net federal deferred tax liability	(149.2)	(121.7)
Net state deferred tax asset	14.2	10.4
Net deferred tax liability	$ (135.0)	$ (111.3)